Tax Assets and Liabilities - Summary of Recognized Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	$ 0	$ 0
Deferred tax liabilities	(601)	(115)
Deferred tax assets and liabilities	(601)	(115)	$ (159)
Carrying amounts [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	29,401	33,950
Deferred tax liabilities	(30,002)	(34,065)
Deferred tax assets and liabilities	(601)	(115)
Carrying amounts [Member] | Intangible assets [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(30,002)	(33,675)
Deferred tax assets and liabilities	(30,002)	(33,675)
Carrying amounts [Member] | Property, Plant and Equipment [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	0	(390)
Deferred tax assets and liabilities	0	(390)
Carrying amounts [Member] | Share Based Payments [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	115	0
Deferred tax liabilities	0	0
Deferred tax assets and liabilities	115	0
Carrying amounts [Member] | Tax loss carry forwards [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	29,286	33,950
Deferred tax liabilities	0	0
Deferred tax assets and liabilities	29,286	33,950
Carrying amounts [Member] | Set off [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	29,401	33,950
Deferred tax liabilities	(29,401)	(33,950)
Deferred tax assets and liabilities	$ 0	$ 0